J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Equity Income Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated June 28, 2018

to the Summary Prospectuses, Prospectuses and

Statement of Additional Information

dated March 1, 2018, as supplemented

Effective July 31, 2018 (the “Effective Date”), Georgina Perceval Maxwell will no longer serve as a Portfolio Manager for the JPMorgan International Equity Income Fund (the “Fund”). Rajesh Tanna will be joining the portfolio management team for the Fund.

On the Effective Date, the portfolio manager information in the “Risk/Return Summary — Management” section of each Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Helge Skibeli	2018	Managing Director
Jeroen Huysinga	2018	Managing Director
Rajesh Tanna	2018	Managing Director

In addition, the section of each Prospectus titled “The Funds’ Management and Administration — The Portfolio Managers — International Equity Income Fund” is hereby deleted in its entirety and replaced by the following:

International Equity Income Fund

The portfolio management team for the Fund utilizes a team based approach and is comprised of Helge Skibeli, a Managing Director and CFA Charterholder, Jeroen Huysinga, a Managing Director, and Rajesh Tanna, a Managing Director. Messrs. Skibeli, Huysinga and Tanna share authority in the day-to-day management of the Fund

Mr. Skibeli is a Managing Director of JPMIM and has been an employee of JPMIM or its affiliates (or one of their predecessors) since 1990. Mr. Skibeli has been a portfolio manager of the Fund since 2018 and is the Global Head of Developed Market Equity Research and CIO for the Research Driven Process (RDP) for International Equities, and U.S. Equity Core business. Mr. Huysinga is a Managing Director of JPMIM and has been an employee of JPMIM or its affiliates (or one of their predecessors) since 1997. Mr. Huysinga has been a portfolio manager of the Fund since 2018 and is a senior portfolio manager in the International Equity Group, based in London. Mr. Tanna is a Managing Director of JPMIM and has been a portfolio manager of the Fund since 2018 and is a senior portfolio manager in the International Equity Group, based in London.

SUP-IEI-PM-618

On the Effective Date, the information in the first and second tables with respect to the Fund in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of December 31, 2017:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($Thousand)	Number of Accounts	Total Assets ($Thousand)	Number of Accounts	Total Assets ($Thousand)
International Equity Income Fund
Helge Skibeli	0	$0	0	$0	0	$0
Jeroen Huysinga	0	0	5	3,488,347	12	2,635,985
Rajesh Tanna*	0	0	2	11,925,184	8	3,255,030

The following table shows information on the other accounts managed by each portfolio managers that have advisory fees wholly or partly based on performance as of December 31, 2017:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($Thousand)	Number of Accounts	Total Assets ($Thousand)	Number of Accounts	Total Assets ($Thousand)
International Equity Income Fund
Helge Skibeli	0	$0	1	$221,275	0	$0
Jeroen Huysinga	0	0	0	0	2	5,594,880
Rajesh Tanna*	0	0	0	0	1	279,513

*	Information is as of May 31, 2018

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities of the Fund beneficially owned by each portfolio manager as of December 31, 2017:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
International Equity Income Fund
Helge Skibeli	X
Jeroen Huysinga	X
Rajesh Tanna	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE SUMMARY PROSPECTUSES, PROSPECTUSES AND THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE